Unlimited HFND Multi-Strategy Return Tracker ETF

SCHEDULE OF INVESTMENTS at November 30, 2022 (Unaudited)

	Shares	Value
Exchange Traded Funds - 75.8% (1)
Consumer Staples Select Sector SPDR Fund	14,886	$1,149,050
Financial Select Sector SPDR Fund	31,053	1,127,534
Invesco CurrencyShares Australian Dollar Trust	13,741	923,533
Invesco CurrencyShares Canadian Dollar Trust	12,384	900,812
Invesco DB Agriculture Fund	57,619	1,155,261
Invesco Senior Loan ETF	57,734	1,202,022
iShares Convertible Bond ETF	39,161	2,809,410
iShares Gold Trust (2)	16,785	563,976
iShares J.P. Morgan EM High Yield Bond ETF	16,223	572,834
iShares MSCI Australia ETF	70,392	1,667,586
Real Estate Select Sector SPDR Fund	36,646	1,437,989
SPDR Bloomberg High Yield Bond ETF	24,261	2,252,149
SPDR Bloomberg Short-Term High Yield Bond ETF	34,353	852,985
Vanguard FTSE Emerging Markets ETF	55,144	2,234,435
Vanguard Mid-Cap ETF	10,528	2,279,628
Vanguard Mortgage-Backed Securities ETF	69,969	3,224,871
Vanguard Russell 2000 ETF	10,428	788,878
Vanguard Short-Term Corporate Bond ETF	34,419	2,598,635
Vanguard Total World Stock ETF	54,286	4,932,426
Vanguard US Momentum Factor ETF	8,127	990,925
Vanguard Value ETF	10,887	1,592,115
WisdomTree Bloomberg U.S. Dollar Bullish Fund	38,645	1,100,610
Total Exchange Traded Funds
(Cost $35,474,099)		36,357,664

Short-Term Investments - 24.1%
Money Market Funds - 24.1%
First American Government Obligations Fund, Class X, 3.668% (3)	11,562,933	11,562,933
Total Short-Term Investments
(Cost $11,562,933)		11,562,933

Total Investments in Securities - 99.9%
(Cost $47,037,032)		47,920,597
Other Assets in Excess of Liabilities - 0.1%		44,231
Total Net Assets - 100.0%		$47,964,828

(1)		All or a portion of the assets have been committed as collateral for open securities sold short.
(2) Non-income producing security.
(3)	The rate shown is the annualized seven-day effective yield as of November 30, 2022.

Unlimited HFND Multi-Strategy Return Tracker ETF

SCHEDULE OF SECURITIES SOLD SHORT at November 30, 2022 (Unaudited)

	Shares	Value
Exchange Traded Funds - 18.2% (1)
Health Care Select Sector SPDR Fund	4,122	$573,040
Invesco CurrencyShares Euro Currency Trust	9,511	913,246
Invesco CurrencyShares Japanese Yen Trust	13,642	921,517
Invesco CurrencyShares Swiss Franc Trust	9,685	913,102
iShares MSCI Japan ETF	15,346	856,307
iShares TIPS Bond Fund	8,164	884,488
Technology Select Sector SPDR Fund	5,457	741,934
Vanguard Long-Term Treasury ETF	45,972	2,912,786
Total Exchange Traded Funds
(Proceeds $8,571,415)		$8,716,420

(1) Non-income producing securities.

Summary of Fair Value Exposure at November 30, 2022 (Unaudited)

The Unlimited HFND Multi-Strategy Return Tracker ETF (the “Fund”) utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments and securities sold short as of November 30, 2022:

Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$36,357,664	$-	$-	$36,357,664
Short-Term Investments	11,562,933	-	-	11,562,933
Total Investments in Securities	$47,920,597	$-	$-	$47,920,597

Securities Sold Short	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$8,716,420	$–	$–	$8,716,420
Total Securities Sold Short	$8,716,420	$–	$–	$8,716,420